Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments at Fair Value
The following tables set forth, by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

2025	Total	Level 1
Common stock	$9,135,740	$9,135,740
Mutual funds	301,499,178	301,499,178

Total investments in the fair value hierarchy	310,634,918	310,634,918
Common collective trusts and commingled pools measured at NAV*	197,868,479	—

Total	$508,503,397	$310,634,918

2024	Total	Level 1
Common stock	$6,416,551	$6,416,551
Mutual funds	336,994,237	336,994,237

Total investments in the fair value hierarchy	343,410,788	343,410,788
Common collective trust measured at NAV*	109,667,124	—

Total	$453,077,912	$343,410,788

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value to the amounts presented in the statements of net assets available for benefits.

Fair value of investments, other than Level 1, in certain entities that calculate net asset value per share (or its equivalent) follows:

Fair Value at:		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
December 31, 2025
Common collective trusts	$106,295,583	N/A	Immediate	90-days
Commingled pools	91,572,896	N/A	Immediate	30-days

	$197,868,479

December 31, 2024
Common collective trust	$109,667,124	N/A	Immediate	90-days